Schedule of Investments (unaudited)
June 30, 2025
iShares® S&P 500 Growth ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.6%
Axon Enterprise, Inc.(a)(b)	159,391	$ 131,966,185
General Electric Co.	941,928	242,442,848
Howmet Aerospace, Inc.(b)	871,014	162,121,836
RTX Corp.	1,640,420	239,534,128
TransDigm Group, Inc.	120,997	183,992,878
		960,057,875
Automobiles — 3.2%
Tesla, Inc.(a)	6,036,699	1,917,617,804
Banks — 1.6%
JPMorgan Chase & Co.	3,412,615	989,351,215
Beverages — 0.1%
Monster Beverage Corp.(a)(b)	663,627	41,569,595
Biotechnology — 1.1%
AbbVie, Inc.	1,598,164	296,651,202
Amgen, Inc.	496,815	138,715,716
Incyte Corp.(a)	206,612	14,070,277
Vertex Pharmaceuticals, Inc.(a)	553,160	246,266,832
		695,704,027
Broadline Retail — 4.4%
Amazon.com, Inc.(a)	11,805,801	2,590,074,682
eBay, Inc.	665,470	49,550,896
		2,639,625,578
Building Products — 0.6%
Allegion PLC	99,235	14,301,748
Builders FirstSource, Inc.(a)	128,859	15,036,557
Carrier Global Corp.	832,104	60,901,692
Lennox International, Inc.	68,666	39,362,098
Masco Corp.	186,574	12,007,902
Trane Technologies PLC	480,481	210,167,194
		351,777,191
Capital Markets — 1.8%
Ameriprise Financial, Inc.	205,184	109,512,856
Bank of New York Mellon Corp. (The)	831,933	75,797,416
Coinbase Global, Inc., Class A(a)	221,250	77,545,913
FactSet Research Systems, Inc.	36,864	16,488,530
Intercontinental Exchange, Inc.	642,636	117,904,427
KKR & Co., Inc., Class A	637,616	84,822,056
Moody’s Corp.	172,790	86,669,736
Morgan Stanley	1,197,283	168,649,283
MSCI, Inc., Class A	167,137	96,394,593
Nasdaq, Inc.	365,467	32,680,059
Raymond James Financial, Inc.	245,997	37,728,560
S&P Global, Inc.	318,337	167,855,917
		1,072,049,346
Chemicals — 0.3%
Ecolab, Inc.	265,010	71,404,294
Sherwin-Williams Co. (The)	284,204	97,584,286
		168,988,580
Commercial Services & Supplies — 0.8%
Cintas Corp.	737,541	164,375,763
Copart, Inc.(a)	1,886,233	92,557,453
Republic Services, Inc.	437,608	107,918,509
Rollins, Inc.	350,892	19,797,327
Veralto Corp.	255,709	25,813,823
Waste Management, Inc.	416,644	95,336,480
		505,799,355
Security	Shares	Value
Communications Equipment — 0.7%
Arista Networks, Inc.(a)	2,221,155	$ 227,246,368
F5, Inc.(a)	56,661	16,676,466
Motorola Solutions, Inc.	359,346	151,090,619
		395,013,453
Construction & Engineering — 0.2%
Quanta Services, Inc.	319,253	120,703,174
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	68,480	37,592,781
Vulcan Materials Co.	176,242	45,967,438
		83,560,219
Consumer Finance — 0.7%
American Express Co.	1,193,363	380,658,930
Synchrony Financial	820,100	54,733,474
		435,392,404
Consumer Staples Distribution & Retail — 2.6%
Costco Wholesale Corp.	955,815	946,199,501
Walmart, Inc.	6,236,088	609,764,685
		1,555,964,186
Containers & Packaging — 0.0%
Packaging Corp. of America	95,994	18,090,069
Electric Utilities — 0.9%
Constellation Energy Corp.	675,120	217,901,731
NextEra Energy, Inc.	2,971,287	206,266,744
NRG Energy, Inc.	421,149	67,628,106
PPL Corp.	826,542	28,011,508
		519,808,089
Electrical Equipment — 1.4%
AMETEK, Inc.	234,166	42,374,679
Eaton Corp. PLC	843,007	300,945,069
Emerson Electric Co.	825,238	110,028,983
GE Vernova, Inc.	588,047	311,165,070
Generac Holdings, Inc.(a)	79,479	11,382,188
Hubbell, Inc.	115,537	47,186,466
		823,082,455
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	2,604,058	257,150,727
Trimble, Inc.(a)(b)	231,438	17,584,659
Zebra Technologies Corp., Class A(a)	49,935	15,397,957
		290,133,343
Entertainment — 2.2%
Electronic Arts, Inc.	196,662	31,406,922
Live Nation Entertainment, Inc.(a)(b)	337,701	51,087,407
Netflix, Inc.(a)	916,739	1,227,632,697
TKO Group Holdings, Inc., Class A(b)	142,941	26,008,115
		1,336,135,141
Financial Services — 6.2%
Apollo Global Management, Inc.	972,673	137,993,118
Berkshire Hathaway, Inc., Class B(a)	1,935,653	940,282,158
Corpay, Inc.(a)	151,887	50,399,144
Fiserv, Inc.(a)	1,194,460	205,936,849
Jack Henry & Associates, Inc.	62,821	11,318,459
Mastercard, Inc., Class A	1,747,404	981,936,204
PayPal Holdings, Inc.(a)	1,403,769	104,328,112
Visa, Inc., Class A	3,685,875	1,308,669,919
		3,740,863,963
Ground Transportation — 0.8%
CSX Corp.	1,861,543	60,742,148

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® S&P 500 Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Ground Transportation (continued)
Old Dominion Freight Line, Inc.	186,134	$ 30,209,548
Uber Technologies, Inc.(a)	4,504,935	420,310,436
		511,262,132
Health Care Equipment & Supplies — 1.8%
Boston Scientific Corp.(a)	3,187,103	342,326,733
Dexcom, Inc.(a)	361,736	31,575,935
Insulet Corp.(a)	151,048	47,456,261
Intuitive Surgical, Inc.(a)	772,090	419,561,427
ResMed, Inc.	316,023	81,533,934
Stryker Corp.	391,369	154,837,318
		1,077,291,608
Health Care Providers & Services — 0.2%
DaVita, Inc.(a)(b)	89,443	12,741,155
HCA Healthcare, Inc.	220,160	84,343,296
		97,084,451
Health Care REITs — 0.2%
Welltower, Inc.	722,726	111,104,668
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	948,555	14,569,805
Hotels, Restaurants & Leisure — 2.6%
Airbnb, Inc., Class A(a)	931,064	123,217,010
Booking Holdings, Inc.	70,045	405,507,316
Carnival Corp.(a)(b)	2,252,935	63,352,532
Chipotle Mexican Grill, Inc.(a)(b)	2,902,571	162,979,362
Darden Restaurants, Inc.	108,809	23,717,098
Domino’s Pizza, Inc.	31,218	14,066,831
DoorDash, Inc., Class A(a)	738,585	182,068,588
Expedia Group, Inc.	264,547	44,623,788
Hilton Worldwide Holdings, Inc.	512,128	136,400,172
Las Vegas Sands Corp.	737,689	32,096,848
Marriott International, Inc., Class A	489,801	133,818,531
Norwegian Cruise Line Holdings Ltd.(a)	947,073	19,206,640
Royal Caribbean Cruises Ltd.	538,207	168,534,140
Wynn Resorts Ltd.	192,381	18,020,328
Yum! Brands, Inc.	246,492	36,525,185
		1,564,134,369
Household Durables — 0.2%
Garmin Ltd.	329,685	68,811,853
NVR, Inc.(a)	3,916	28,922,245
PulteGroup, Inc.	434,598	45,832,705
		143,566,803
Household Products — 0.1%
Colgate-Palmolive Co.	766,522	69,676,850
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp.	732,034	141,875,509
Insurance — 1.5%
Aon PLC, Class A	237,452	84,713,376
Arch Capital Group Ltd.	807,118	73,488,094
Arthur J. Gallagher & Co.	248,320	79,492,198
Brown & Brown, Inc.	603,573	66,918,138
Cincinnati Financial Corp.	178,467	26,577,306
Erie Indemnity Co., Class A, NVS	53,707	18,625,051
Hartford Insurance Group, Inc. (The)	339,560	43,079,977
Marsh & McLennan Cos., Inc.	465,003	101,668,256
Progressive Corp. (The)	1,262,895	337,016,160
W R Berkley Corp.	356,187	26,169,059
Willis Towers Watson PLC	102,855	31,525,057
		889,272,672
Security	Shares	Value
Interactive Media & Services — 12.3%
Alphabet, Inc., Class A	12,537,854	$ 2,209,546,011
Alphabet, Inc., Class C, NVS	10,113,854	1,794,096,561
Meta Platforms, Inc., Class A	4,677,312	3,452,277,214
		7,455,919,786
IT Services — 1.2%
Gartner, Inc.(a)	164,905	66,657,899
GoDaddy, Inc., Class A(a)	306,967	55,272,478
International Business Machines Corp.	2,002,133	590,188,766
		712,119,143
Life Sciences Tools & Services — 0.1%
Mettler-Toledo International, Inc.(a)	18,392	21,605,450
Waters Corp.(a)(b)	58,872	20,548,683
		42,154,133
Machinery — 1.8%
Caterpillar, Inc.	1,013,171	393,323,114
Cummins, Inc.	295,451	96,760,203
Deere & Co.	239,717	121,893,697
Dover Corp.	132,982	24,366,292
Illinois Tool Works, Inc.	235,087	58,125,261
Ingersoll Rand, Inc.	864,847	71,937,973
PACCAR, Inc.	621,169	59,048,325
Parker-Hannifin Corp.	275,261	192,261,551
Pentair PLC	230,931	23,707,376
Westinghouse Air Brake Technologies Corp.	366,771	76,783,509
		1,118,207,301
Multi-Utilities — 0.1%
Public Service Enterprise Group, Inc.	504,337	42,455,089
Oil, Gas & Consumable Fuels — 0.6%
Hess Corp.	597,193	82,735,118
ONEOK, Inc.	753,604	61,516,695
Targa Resources Corp.	468,099	81,486,674
Texas Pacific Land Corp.(b)	40,534	42,819,712
Williams Cos., Inc. (The)	1,364,991	85,735,085
		354,293,284
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	1,406,619	69,177,523
United Airlines Holdings, Inc.(a)	708,305	56,402,327
		125,579,850
Pharmaceuticals — 2.2%
Eli Lilly & Co.	1,694,204	1,320,682,844
Professional Services — 0.6%
Automatic Data Processing, Inc.	498,660	153,786,744
Broadridge Financial Solutions, Inc.	110,783	26,923,592
Dayforce, Inc.(a)(b)	339,645	18,812,937
Leidos Holdings, Inc.	146,431	23,100,955
Paychex, Inc.	324,219	47,160,896
Paycom Software, Inc.	105,047	24,307,876
Verisk Analytics, Inc.	133,845	41,692,717
		335,785,717
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)	634,509	88,907,401
Residential REITs — 0.1%
AvalonBay Communities, Inc.	134,649	27,401,071
Camden Property Trust	117,141	13,200,619
Essex Property Trust, Inc.	66,447	18,831,080
Mid-America Apartment Communities, Inc.	103,262	15,283,809
UDR, Inc.	291,054	11,883,735
		86,600,314

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® S&P 500 Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Retail REITs — 0.2%
Simon Property Group, Inc.	658,373	$ 105,840,043
Semiconductors & Semiconductor Equipment — 19.2%
Applied Materials, Inc.	734,158	134,402,305
Broadcom, Inc.	10,129,252	2,792,128,314
First Solar, Inc.(a)(b)	122,224	20,232,961
KLA Corp.	284,894	255,190,951
Monolithic Power Systems, Inc.	102,673	75,092,979
NVIDIA Corp.	52,537,575	8,300,411,474
NXP Semiconductors NV	218,953	47,839,041
		11,625,298,025
Software — 14.0%
Adobe, Inc.(a)	385,617	149,187,505
ANSYS, Inc.(a)(b)	82,817	29,086,987
Autodesk, Inc.(a)	462,384	143,140,215
Cadence Design Systems, Inc.(a)	323,833	99,789,139
Crowdstrike Holdings, Inc., Class A(a)	536,589	273,290,143
Fair Isaac Corp.(a)	52,527	96,017,255
Fortinet, Inc.(a)(b)	1,368,090	144,634,475
Gen Digital, Inc.	677,354	19,914,208
Intuit, Inc.	601,879	474,057,957
Microsoft Corp.	8,326,118	4,141,494,354
Oracle Corp.	3,503,827	766,041,697
Palantir Technologies, Inc., Class A(a)	4,582,283	624,656,818
Palo Alto Networks, Inc.(a)	1,426,370	291,892,357
PTC, Inc.(a)(b)	121,614	20,958,957
Salesforce, Inc.	2,066,942	563,634,414
ServiceNow, Inc.(a)	445,987	458,510,315
Synopsys, Inc.(a)(b)	172,837	88,610,073
Tyler Technologies, Inc.(a)	92,834	55,035,708
Workday, Inc., Class A(a)	219,350	52,644,000
		8,492,596,577
Specialized REITs — 0.4%
Equinix, Inc.	99,040	78,783,349
Extra Space Storage, Inc.	205,420	30,287,125
Iron Mountain, Inc.	631,998	64,824,035
Public Storage	340,140	99,803,878
		273,698,387
Specialty Retail — 1.5%
AutoZone, Inc.(a)(b)	36,036	133,773,920
Home Depot, Inc. (The)	942,161	345,433,909
O’Reilly Automotive, Inc.(a)	1,841,613	165,984,580
TJX Cos., Inc. (The)	1,419,069	175,240,831
Tractor Supply Co.	621,106	32,775,763
Williams-Sonoma, Inc.	264,259	43,171,993
		896,380,996
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 5.2%
Apple Inc.	14,800,911	$ 3,036,702,910
Dell Technologies, Inc., Class C	303,394	37,196,104
NetApp, Inc.	204,611	21,801,302
Super Micro Computer, Inc.(a)(b)	1,105,746	54,192,612
		3,149,892,928
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.(a)	327,054	33,709,456
Lululemon Athletica, Inc.(a)(b)	110,641	26,286,089
Ralph Lauren Corp., Class A	85,491	23,448,471
Tapestry, Inc.	444,413	39,023,906
		122,467,922
Tobacco — 0.7%
Altria Group, Inc.	1,677,918	98,376,332
Philip Morris International, Inc.	1,810,728	329,787,891
		428,164,223
Trading Companies & Distributors — 0.4%
Fastenal Co.	1,406,636	59,078,712
United Rentals, Inc.	140,536	105,879,822
WW Grainger, Inc.	94,238	98,030,137
		262,988,671
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	546,614	130,236,252
Total Long-Term Investments — 99.9% (Cost: $39,997,035,084)		60,451,394,815
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(c)(d)(e)	242,997,272	243,094,471
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	49,302,025	49,302,025
Total Short-Term Securities — 0.5% (Cost: $292,363,438)		292,396,496
Total Investments — 100.4% (Cost: $40,289,398,522)		60,743,791,311
Liabilities in Excess of Other Assets — (0.4)%		(235,199,971)
Net Assets — 100.0%		$ 60,508,591,340

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® S&P 500 Growth ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 219,824,633	$ 23,291,698 (a)	$ —	$ (12,814)	$ (9,046)	$ 243,094,471	242,997,272	$ 89,808 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	70,598,005	—	(21,295,980)(a)	—	—	49,302,025	49,302,025	708,961	—
				$ (12,814)	$ (9,046)	$ 292,396,496		$ 798,769	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 1000 Growth E-Mini Index	244	09/19/25	$ 52,667	$ 2,065,911
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® S&P 500 Growth ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 60,451,394,815	$ —	$ —	$ 60,451,394,815
Short-Term Securities
Money Market Funds	292,396,496	—	—	292,396,496
	$ 60,743,791,311	$ —	$ —	$ 60,743,791,311
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 2,065,911	$ —	$ —	$ 2,065,911

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust